Short-Term Borrowings And Long-Term Debt (Schedule Of Assets Pledged As Collateral) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Debt Instrument [Line Items]
Trade notes	¥ 71
Trade accounts	1,054
Short-term finance receivables	14,636		14,716
Other current assets	534	[1]	273	[1]
Long-term finance receivables	31,679		20,688
Property, plant, and equipment	2,055		1,749
Total	¥ 50,029		¥ 37,426

[1]	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.